Prepayments and other current assets - Summary of Prepayments and other assets (Parenthetical) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepayments and other current assets
Write-downs of prepayments	$ 9,745,000	$ 5,627,000	$ 12,828,000
Allowance for credit loss, other receivables	$ 1,596,000	$ 300	$ 13,000